Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Potential Additional Dilutive Securities

The Company had total potential additional dilutive securities outstanding at March 31, 2025, as follows.

Series A Convertible Preferred Shares	3,269,998
Conversion rate	0.2
Common shares after conversion	654,000
Option shares	150,125
Warrant shares	88,510

The Company had total potential additional dilutive securities outstanding at December 31, 2024 and 2023, as follows.

	2024	2023
Series A Convertible Preferred Shares	3,269,998	3,269,998
Conversion rate	0.2	0.2
Common shares after conversion	654,000	654,000
Option shares	144,125	215,625
Warrant shares	88,510	109,584